Borrowings (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Borrowings [Abstract]
Disclosure of detailed information about borrowings [text block]
	March 31, 2020	March 31, 2019
Current
Term bank loans (Refer note 1 below)	935,333	964,030
Other working capital facilities (Refer note 2 below)	2,258,750	1,243,513
Borrowings from others (Refer note 3 below)	1,167,548	1,122,224
	4,361,631	3,329,767
Non current
Term bank loans (Refer note 1 below)	2,791,545	2,009,569
Borrowings from others (Refer note 3 below)	949,560	1,318,975
	3,741,105	3,328,544